Schedule of property and equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal		$ 153,328	$ 180,672
Less: accumulated depreciation		(121,700)	(123,745)
Total	$ 27,892	31,628	56,927
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		148,387	144,051
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,724	15,917
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 2,217	$ 20,704